MAINSTAY VP SERIES FUND, INC.

Supplement dated January 2, 2009   (“Supplement”)
to the
Statement of Additional Information for Initial Class shares dated May 1, 2008 (“Initial Class SAI”)
and the
Statement of Additional Information for Service Class shares dated May 1, 2008 (“Service Class SAI”)

MainStay VP Balanced Portfolio	MainStay VP Conservative Allocation Portfolio
MainStay VP Common Stock Portfolio	MainStay VP Growth Allocation Portfolio
MainStay VP Mid Cap Core Portfolio	MainStay VP Moderate Allocation Portfolio
MainStay VP S&P 500 Index Portfolio	MainStay VP Moderate Growth Allocation Portfolio

This Supplement updates certain information contained in the above-dated Statements of Additional Information (“SAIs”) for MainStay VP Series Fund, Inc. (“Fund”).  You may obtain copies of the Fund’s Prospectus and the SAIs free of charge, upon request, by calling toll-free 800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Portfolios will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Portfolios.  The Portfolios’ Boards of Directors (the “Board”) approved the appointment of MSI as subadvisor to the Portfolios at a meeting on September 25, 2008.  The Board also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Portfolios as a result of this initiative.

1.
All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Portfolios are hereby replaced with Madison Square Investors LLC (“MSI”).  NYLIM will remain the Portfolios’ investment manager and will oversee MSI.  Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Portfolios, including making the specific decisions about buying, selling and holding securities.

2.	All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

3.
The fifth full paragraph on page 67 of the Initial Class SAI and page 64 of the Service Class SAI in the section entitled “The Manager and the Subadvisors,” is hereby deleted and replaced with the following:

Pursuant to Subadvisory Agreements between the Manager and each of Madison Square Investors LLC, with respect to the Common Stock, Conservative Allocation, Growth Allocation, Mid Cap Core, Moderate Allocation, Moderate Growth Allocation, S&P 500 Index Portfolios and the equity portion of the Balanced Portfolio; Institutional Capital LLC, with respect to the ICAP Select Equity Portfolio; Winslow Capital Management, Inc., with respect to the Large Cap Growth Portfolio; and Lord, Abbett & Co. LLC, with respect to the Developing Growth Portfolio (each a “Subadvisor” and collectively, the “Subadvisors”), the Subadvisors have been delegated day-to-day responsibility for the investment decisions of the Portfolios.  The Subadvisors, subject to the supervision of the Directors of the Fund and the Manager and in conformity with the stated policies of each of the Portfolios and the Fund, manage their respective Portfolios, including the purchase, retention, disposition and loan of securities.

4.	The tables on page 68 of the Initial Class SAI and page 65 of the Service Class SAI are hereby amended as follows to disclose the fee paid to MSI as Subadvisor to the Portfolios:

PORTFOLIO NAME	ANNUAL RATE
Balanced	0.375%†(1)
Common Stock	0.275%†(2)
Conservative Allocation	0.050%
Growth Allocation	0.050%
Mid Cap Core	0.425%†(3)
Moderate Allocation	0.050%
Moderate Growth Allocation	0.050%
S&P 500 Index	0.125%(4)
† To the extent that NYLIM has agreed to waive management fees, MSI, the Subadvisor for these Portfolios has voluntarily agreed to waive its fee proportionately.
(1)	On assets up to $1 billion; and 0.35% on assets in excess of $1 billion.
(2)	On assts up to $500 million; 0.2625% o n assets from $500 million to $1 billion; and 0.25% on assets in excess of $1 billion.
(3)	On assets up to $1 billion; and 0.40% on assets in excess of $1 billion.
(4)
On assets up to $1 billion; 0.1125% on assets from $1 billion to $2 billion; 0.1075% on assets from $2 billion to $3 billion; and 0.10% on assets in excess of $3 billion, pursuant to a voluntary fee waiver by NYLIM and MSI.

5.	The first full paragraph on page 73 of the Initial Class SAI and page 75 of the Service Class SAI is hereby revised as follows:

The Manager has retained voting authority for the Bond and Floating Rate Portfolios.

6.
The section entitled “Proxy Voting Policies and Procedures” beginning on page 72 of the Initial Class SAI and on page 74 of the Service Class SAI is hereby amended to include MSI’s proxy voting policies and procedures as follows:

Balanced, Common Stock, Conservative Allocation, Growth Allocation, Mid Cap Core, Moderate Allocation, Moderate Growth Allocation and S&P 500 Index Portfolios

The Manager has delegated proxy-voting authority to the Funds’ Subadvisor, Madison Square Investors LLC (“MSI”).  A summary of MSI's proxy voting policies and procedures is provided below.

MSI has adopted a Proxy Policy designed to ensure that where clients have delegated proxy voting authority to MSI, all proxies are voted in the best interest of such clients without regard to the interests of MSI or related parties.  For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time.  To assist MSI in researching and voting proxies, MSI utilizes the research and implementation services of a third party proxy service provider, RiskMetrics Group (“RiskMetrics”).  MSI has also utilized RiskMetrics in adopting guidelines with respect to voting certain frequently recurring proxy issues.  MSI’s Proxy Voting Committee is responsible for general oversight of MSI’s Proxy Policy and voting activity.

Where clients have delegated authority to vote proxies to MSI, it votes them in accordance with its standard voting guidelines unless MSI agrees with the client to apply modified guidelines.  RiskMetrics researches each proxy issue and provides a recommendation to MSI on how to vote based on such research and its application of the research to the applicable voting guidelines.  RiskMetrics casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise.  To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department.  MSI has procedures in place to review each such override request for potential material conflicts of interest between clients and MSI and its affiliates. MSI will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

Please see the “Guideline Examples” section above for examples of MSI’s guidelines with respect to certain typical proxy votes.

7.
The disclosure for NYLIM under the section entitled “Portfolio Manager Compensation Structure” beginning on page 81 of the Initial Class SAI and page 83 of the Service Class SAI is hereby revised as follows to include MSI:

NYLIM and MSI portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as overall results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual’s management. In addition, these employees also participate in a long-term incentive program.

NYLIM and MSI offer an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on NYLIM and MSI’s respective overall company performance. “NYLIM Company Performance” and “MSI Company Performance” are determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee’s total compensation package is reviewed periodically to ensure that it is competitive relative to the external marketplace.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP SERIES FUND, INC.

Supplement dated January 2, 2009 (“Supplement”)
to the Prospectus dated May 1, 2008 (“Prospectus”)

MainStay VP Balanced Portfolio	MainStay VP Conservative Allocation Portfolio
MainStay VP Common Stock Portfolio	MainStay VP Growth Allocation Portfolio
MainStay VP Mid Cap Core Portfolio	MainStay VP Moderate Allocation Portfolio
MainStay VP S&P 500 Index Portfolio	MainStay VP Moderate Growth Allocation Portfolio

This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the “Fund”) regarding the above listed Portfolios, each a series of the Fund.  You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Portfolios will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Portfolios.  The Portfolios’ Boards of Directors (the “Board”) approved the appointment of MSI as subadvisor to the Portfolios at a meeting on September 25, 2008.  The Board also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Portfolios as a result of this initiative.

Effective January 2, 2009

1. All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Portfolios are hereby replaced with Madison Square Investors LLC.  NYLIM will remain the Portfolios’ investment manager and will oversee MSI.  Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Portfolios, including making the specific decisions about buying, selling and holding securities.

2. All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

3. The section of the Prospectus entitled “Subadvisors” is amended to add a paragraph describing MSI as follows:

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Common Stock, Conservative Allocation, Growth Allocation, Mid Cap Core, Moderate Allocation, Moderate Growth Allocation, S&P 500 Index Portfolios, and the equity portion of the Balanced Portfolio.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.